INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES

Geographic Allocation of Income (Loss) and Provision for (Benefit from) Income Taxes	2024	2023	2022
(In millions) For the years ended December 31,
(Loss) income from continuing operations before income taxes
Domestic	$(505)	$(695)	$(308)
Foreign	1,697	1,199	1,756
Income from continuing operations before income taxes	$1,192	$504	$1,448
Current tax expense
Federal	$148	$80	$211
State and local	16	9	7
Foreign	389	246	373
Total current tax expense	$553	$335	$591
Deferred tax (benefit) expense
Federal	$(141)	$(24)	$(191)
State and local	(31)	(27)	(16)
Foreign	33	(313)	3
Total deferred tax benefit	$(139)	$(364)	$(204)
Provision for (benefit from) income taxes on continuing operations	414	(29)	387
Net income from continuing operations	$778	$533	$1,061

Reconciliation to U.S. Statutory Rate	2024	2023	2022
(In millions) For the years ended December 31,
Statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
Equity earning effect	(0.4)	(1.2)	0.2
Foreign income taxed at rates other than the statutory U.S. federal income tax rate	2.8	4.9	(3.9)
U.S. tax effect of foreign earnings and dividends	4.6	13.0	5.0
Unrecognized tax benefits	(0.1)	(0.1)	1.0
Acquisitions, divestitures and ownership restructuring activities [1]	9.0	(64.4)	2.5
Exchange gains/losses [2]	1.5	(1.1)	0.4
State and local income taxes	(0.6)	(2.8)	0.2
Change in valuation allowance	0.5	—	—
Goodwill impairments	—	33.5	—
Stock-based compensation	0.2	(1.0)	(0.2)
Foreign-derived intangible income (FDII)	(1.9)	(6.0)	(2.0)
Other - net	(1.9)	(1.6)	2.5
Effective tax rate	34.7%	(5.8)%	26.7%
1.Includes a tax expense of $103 million and a tax benefit of $324 million in connection with internal restructurings involving foreign subsidiaries for the years ended December 31, 2024 and 2023, respectively.
2. Principally reflects the impact of foreign exchange gains and losses on net monetary assets for which no corresponding tax impact is realized.

Deferred Tax Balances at December 31,	2024	2023
(In millions)
Deferred tax assets:
Tax losses and credit carryforwards [1]	$800	$870
Lease liability	98	116
Pension and postretirement benefit obligations	98	46
Other accruals and reserves	124	131
Research and development	268	218
Inventory	7	16
Other – net	254	202
Gross deferred tax assets	$1,649	$1,599
Valuation allowances [1]	(772)	(738)
Total deferred tax assets	$877	$861

Deferred tax liabilities:
Investments	(176)	(204)
Unrealized exchange losses, net	(36)	(17)
Operating lease asset	(98)	(116)
Property	(360)	(343)
Intangibles	(876)	(999)
Total deferred tax liabilities	$(1,546)	$(1,679)
Total net deferred tax liability	$(669)	$(818)
1.Primarily related to recorded tax benefits and the non-realizability of tax losses and credit carryforwards from operations in the United States, Europe and Asia Pacific.

Included in the 2024 and 2023 deferred tax asset and liability amounts above is $356 million and $410 million, respectively, of a net deferred tax liability related to the Company’s investment in DuPont Specialty Products USA, LLC, which is a partnership for U.S. federal income tax purposes. The Company and its subsidiaries own in aggregate 100 percent of DuPont Specialty Products USA, LLC and the assets and liabilities of DuPont Specialty Products USA, LLC are included in the Consolidated Financial Statements of the Company.

Operating Loss and Tax Credit Carryforwards	Deferred Tax Asset
(In millions) As of December 31,	2024	2023
Operating loss carryforwards
Expire within 5 years	$5	$40
Expire after 5 years or indefinite expiration	617	624
Total operating loss carryforwards	$622	$664
Tax credit carryforwards
Expire within 5 years	$40	$37
Expire after 5 years or indefinite expiration	138	169
Total tax credit carryforwards	$178	$206
Total Operating Loss and Tax Credit Carryforwards	$800	$870

Total Gross Unrecognized Tax Benefits	2024	2023	2022
(In millions)
Total unrecognized tax benefits at January 1,	$473	$470	$351
Decreases related to positions taken on items from prior years	(32)	(4)	(4)
Increases related to positions taken on items from prior years	17	3	4
Increases related to positions taken in the current year	5	18	164
Settlement of uncertain tax positions with tax authorities	(21)	(10)	(10)
Decreases due to expiration of statutes of limitations	(5)	(9)	—
Exchange (gain) loss	(9)	5	(9)
Divestiture of M&M	—	—	(26)
Total unrecognized tax benefits at December 31, [1]	$428	$473	$470
Total unrecognized tax benefits that, if recognized, would impact the effective tax rate of continuing operations	$284	$329	$338
Total amount of interest and penalties (benefit) recognized in "Provision for (benefit from) income taxes on continuing operations"	$7	$8	$3
Total accrual for interest and penalties associated with unrecognized tax benefits	$43	$28	$16
1.Total unrecognized tax benefits includes $140 million, $141 million and $128 million of benefits related to discontinued operations at December 31, 2024, 2023 and 2022.

Each year the Company files hundreds of tax returns in the various national, state and local income taxing jurisdictions in which it operates. These tax returns are subject to examination and possible challenge by the tax authorities. The Company has ongoing federal, state and international income tax audits in various jurisdictions and evaluates uncertain tax positions that may be challenged by local tax authorities. The impact, if any, of these audits to the Company’s unrecognized tax benefits is not estimable. Positions challenged by the tax authorities may be settled or appealed by the Company. As a result, there is an uncertainty in income taxes recognized in the Company’s financial statements in accordance with accounting for income taxes and accounting for uncertainty in income taxes. The ultimate resolution of such uncertainties is not expected to have a material impact on the Company's results of operations.

Tax years that remain subject to examination for the Company’s major tax jurisdictions are shown below:

Tax Years Subject to Examination by Major Tax Jurisdiction at December 31, 2024	Earliest Open Year
Jurisdiction
Brazil	2019
Canada	2017
China	2014
Denmark	2020
Germany	2019
Japan	2018
The Netherlands	2019
Switzerland	2019
United States:
Federal income tax [1]	2012
State and local income tax	2012
1. The U.S. Federal income tax jurisdiction is open back to 2012 with respect to EIDP pursuant to the DWDP Tax Matters Agreement.

Undistributed earnings of foreign subsidiaries and related companies that are deemed to be permanently invested amounted to $7,024 million as of December 31, 2024. In addition to the U.S. federal tax imposed by the Tax Cuts and Jobs Act ("The Act") on all accumulated unrepatriated earnings through December 31, 2017, The Act introduced additional U.S. federal tax on foreign earnings, effective as of January 1, 2018. The undistributed foreign earnings at December 31, 2024 may still be subject to certain taxes upon repatriation, primarily where foreign withholding taxes apply. It is not practicable to calculate the unrecognized deferred tax liability on undistributed foreign earnings due to the complexity of the hypothetical calculation.
Intended Electronics Separation
The Company is assessing the tax consequences of the Intended Electronics Separation, which if implemented may result in certain tax attributes being realized. The Company recorded income tax expense of $103 million for the year ended December 31, 2024, in connection with certain internal restructurings related to the Intended Electronics Separation. These restructurings in certain instances relied upon legal entity and asset valuations. The aforementioned tax expense is included in “Provision for (benefit from) income taxes on continuing operations” in the Consolidated Statements of Operations.

2023 Internal Restructurings
The Company recorded a deferred tax benefit of $324 million for the year ended December 31, 2023, in connection with certain internal restructurings. These restructurings in certain instances relied upon legal entity and asset valuations. The aforementioned tax benefit is included in “Provision for (benefit from) income taxes on continuing operations” in the Consolidated Statements of Operations.

M&M Divestitures
The Company recorded a net tax expense of $21 million and $127 million for the year ended December 31, 2023 and 2022, respectively, in connection with certain internal restructurings. These restructurings involve both legal entities within the M&M Businesses and legal entities retained by DuPont and in certain instances relied upon legal entity valuations. The aforementioned net tax expense is included in “Income from discontinued operations, net of tax” in the Consolidated Statements of Operations. See Note 4 for additional information on the M&M Divestitures.

Laird PM Acquisition
In connection with the integration of Laird PM, the Company completed certain internal restructurings that were determined to be tax free under the applicable sections of the Internal Revenue Code. If the aforementioned transactions were to fail to qualify for non-recognition treatment for U.S. federal income tax purposes, then the Company could be subject to significant tax liability.

N&B Transaction
Certain internal distributions and reorganizations that occurred during 2021 and 2020 in preparation for the N&B Transaction and the external distribution in 2021 qualified as tax-free transactions under the applicable sections of the Internal Revenue Code. If the aforementioned transactions were to fail to qualify for non-recognition treatment for U.S. federal income tax purposes, then the Company could be subject to significant tax liability. Under the N&B Tax Matters Agreement, the Company would generally be allocated such liability and not be indemnified, unless certain non qualifying actions are undertaken by N&B or IFF. To the extent that the Company is responsible for any such liability, there could be a material adverse impact on the Company's business, financial condition, results of operations and cash flows in future reporting periods.

DWDP
For periods between the DWDP Merger and the DWDP Distributions, DuPont's consolidated federal income tax group and consolidated tax return included the Dow and Corteva entities. Generally, the consolidated tax liability of the DuPont U.S. tax group for each year was apportioned among the members of the consolidated group in accordance with the terms of the Amended and Restated DWDP Tax Matters Agreement. DuPont, Corteva and Dow intend that to the extent Federal and/or State corporate income tax liabilities are reduced through the utilization of tax attributes of the other, settlement of any receivable and payable generated from the use of the other party’s sub-group attributes will be in accordance with the Amended and Restated DWDP Tax Matters Agreement.